CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (20,736,932)	$ (14,407,687)	$ (54,868,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	120,556	68,128	62,934
Share of loss on operating joint ventures	2,448,005	8,247,873	1,223,055
Stock compensation expenses	1,662,876	1,679,368	217,538
Loss on debt restructuring	0	0	39,663,466
Amortization of deferred financing costs	343,272	343,272	636,299
Interest expenses - Interest for Senior secured notes, Secured and Unsecured notes	6,102,720	3,714,142	777,036
Interest expenses - Interest for promissory notes	18,557	0	0
Interest expenses - Amortization of note payable discount	0	0	1,644,124
Interest expenses - Amortization of convertible note discount	0	0	7,310,878
Forfeiture of investment fund	754,979	0	0
Provision for impairment on investment	9,806,150	0	0
Change in assets and liabilities,
Prepaid expenses and advances	1,334,949	2,141,867	780,876
Amount due to Hubei Chutian	(4,116,169)	(3,683,111)	10,733,508
Other current liabilities	1,472,466	1,926,001	173,298
Net cash (used in) / provided by operating activities	(788,571)	29,853	8,354,021
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(155)	(43,645)	(20,069)
Capital investment in operating joint ventures	0	(6,657,839)	(27,294,613)
Net cash used in investing activities	(155)	(6,701,484)	(27,314,682)
Cash Flows From Financing Activities:
Financing cost incurred	0	0	(2,066,215)
Cash received from offshore loan	0	286,892	0
Issuance cost of senior debts	0	0	(545,990)
Proceeds from issuance of senior secured notes	0	0	33,000,000
Early redemption of senior secured notes	0	0	(13,860,000)
Proceeds from issuance of promissory notes	417,151	0	0
Net cash provided by financing activities	417,151	286,892	16,527,795
Effect of exchange rate changes on cash	35,212	321,270	(1,545)
Net (decrease) /increase in cash	(336,363)	(6,063,469)	(2,434,411)
Cash and cash equivalents at beginning of period	929,072	6,992,541	9,426,952
Cash and cash equivalents at end of period	592,709	929,072	6,992,541
Supplemental cash flow information:
Interest paid	0	0	0
Income taxes paid	10	24	361
Value assigned to shares issued as payment for broker fee	0	0	585,000
Value assigned to shares issued as payment for legal fee	0	326,251	0
Value assigned to shares issued as payment for interest expense	0	1,092,052	0
Non-cash financing activities related to restructuring of debt (Note 2):
Cancellation of promissory note and interest	0	0	11,851,678
Cancellation of convertible note and interest	0	0	23,308,298
Issuance of secured notes	0	0	18,000,000
Issuance of unsecured notes	0	0	5,500,000
Issuance of Series A Convertible Preferred Shares	0	0	51,323,443
Non-cash financing activities related to private financings (Note 2):
Issuance of Series B Convertible Preferred Shares	0	0	15,045,953
Reduction of Notes as the result of conversion of Preferred Shares to Ordinary Shares	0	1,820,195	1,302,642
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Cash Flows From Operating Activities:
Net loss	(4,618,169)	(10,367,435)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	14,633,191	15,426,966
Amortization of land use rights	11,632	7,247
Gain on disposal of property, plant and equipment	0	(725)
Written off of property, plant and equipment	362,901	0
Impairment loss on intangible assets	0	4,359,571
Amortization of intangible assets	800,386	1,309,706
Change in assets and liabilities,
Accounts and other receivable	3,536,793	(1,594,683)
Inventories	(2,103,246)	(135,188)
Prepaid expenses and advances	(965,052)	(858,098)
Accounts payable	8,697,598	4,570,834
Amount due from JYNT	4,116,170	3,683,110
Amount due to Hubei Chutian	(3,322,328)	(3,004,597)
Service performance obligation	(1,415,500)	2,672,392
Other current liabilities	(1,364,249)	1,451,511
Net cash (used in) / provided by operating activities	18,370,127	17,520,611
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(24,065,789)	(27,982,448)
Additions of construction in progress	(4,423,720)	(2,543,013)
Sales proceeds of property, plant and equipment	19,043	87,045
Net cash used in investing activities	(28,470,466)	(30,438,416)
Cash Flows From Financing Activities:
Repayment of loan to owners	0	(4,514,777)
Loan payable to Hubei SOE	(5,034,170)	(2,651,006)
Loan raised from Hubei SOE	4,406,282	11,474,239
Loan raised	7,935,374	0
Increase in registered capital	0	12,064,566
Net cash provided by financing activities	7,307,486	16,373,022
Effect of exchange rate changes on cash	208,757	(3,258,664)
Net (decrease) /increase in cash	(2,584,096)	196,553
Cash and cash equivalents at beginning of period	9,451,600	9,255,047
Cash and cash equivalents at end of period	6,867,504	9,451,600
Supplemental cash flow information:
Interest paid	943,268	757,965
Income taxes paid	$ 0	$ 207